Administrative Expenses - Schedule of Administrative Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Administrative Expenses [Abstract]
Personnel expenses, note 20(b)	S/ 164,987	S/ 136,776	S/ 125,072
Third-party services	81,838	74,127	67,187
Depreciation and amortization	17,450	17,107	15,258
Donations	7,533	8,598	9,028
Board of Directors compensation	5,389	6,032	5,941
Consumption of supplies	1,862	1,526	1,551
Other	12,479	9,217	7,930
Total administrative expenses	S/ 291,538	S/ 253,383	S/ 231,967